Commitments and Contingencies, textual (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jul. 09, 2020
Environmental Remediation Obligations [Abstract]
Insurance Coverage For Pollution	$ 1,000,000
Security deposit		$ 1,750
Accrual for Environmental Loss Contingencies	$ 958